Property and Equipment, Net (Details) - Schedule of Property and Equipment, Net - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Property, Plant and Equipment [Line Items]
Total	$ 22,550,672	$ 22,504,182
Less: accumulated depreciation	(2,438,367)	(1,903,084)
Property and equipment, net	20,112,305	20,601,098
Office building [Member]
Property, Plant and Equipment [Line Items]
Total	20,354,809	20,198,454
Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	1,067,695	1,224,250
Office building related facility, machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Total	182,503	225,773
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Total	37,421	118,472
Office Furniture [Member]
Property, Plant and Equipment [Line Items]
Total	136,034	69,448
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Total	$ 772,210	$ 667,785